EARNINGS / (LOSS) PER SHARE (Details) shares in Millions	12 Months Ended
Dec. 31, 2022 shares
Options
EARNINGS / (LOSS) PER SHARE
Anti-dilutive shares	1,200
Convertible debt
EARNINGS / (LOSS) PER SHARE
Anti-dilutive shares	475